Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and Other Payables
Trade and Other Payables
8.	TRADE AND OTHER PAYABLES

	December 31	December 31
Current liabilities	2022	2021
Falling due within the year
Trade	$1,683	$1,922
Lease liabilities [1]	150	126
Total	$1,833	$2,048

Non-current liabilities
Trade [2]	$–	$804
Lease liabilities [1]	463	561
Total	$463	$1,365

Notes to table:

1.

Lease liabilities relate to lease of offices, equipment and yard storage, which have remaining lease terms of 19 to 89 months and interest rates of 9.5% – 12% over the term of the leases. The following summarizes lease liabilities for the year ended December 31, 2022 and 2021:

Lease liabilities	2022	2021
Beginning balance	$687	$916
Interest expense	67	67
Effect of modification to lease term	–	(284)
Lease payments	(196)	(267)
Lease recognition	10	268
Lease settlement	–	(5)
Foreign currency translation difference	45	(8)
Ending balance	613	687

Current portion	150	126
Non-current portion	463	561
Total	$613	$687

The following table provides the schedule of undiscounted lease liabilities as at December 31, 2022:

Total
Less than one year	$204
One to five years	480
Later than 5 years	118
Total undiscounted lease liabilities	$802

The Group had short-term lease commitments of less than a year relating to a property lease totaling $50 as of January 1, 2022. During the year ended December 31, 2022, the Group incurred short-term lease commitments of $157 (2021 – $147), and expensed $158 (2021 – $190).

2.

At December 31, 2021, related to fees due to legal counsel of US$635 which is only payable on completion of a transaction that secures a partner for the Pebble Partnership. As the timing and outcome of such a transaction remains uncertain, the Group has derecognized the payable in 2022 and has disclosed these fees as a contingent payable (note 14(g)).